Concentration and Risks - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 Customer Supplier	Dec. 31, 2020 Customer Supplier	Dec. 31, 2019 Customer Supplier
Customer Concentration Risk | Payment Channels
Concentration Risk [Line Items]
Number of customers accounted for more than 10% of accounts receivable | Customer	1	1
Customer Concentration Risk | Platform Distributor Customers
Concentration Risk [Line Items]
Number of customers accounted for more than 10% of accounts receivable | Customer	2	2
Supplier Concentration Risk | Parent Company
Concentration Risk [Line Items]
Number of suppliers accounted for more than 10% of accounts payable	2
Number of suppliers accounted for more than 9% of accounts payable		3
Supplier Concentration Risk | Top Two Customers
Concentration Risk [Line Items]
Number of suppliers accounted for more than 10% of accounts payable	2		2
Supplier Concentration Risk | Top Three Customers
Concentration Risk [Line Items]
Number of suppliers accounted for more than 10% of accounts payable		3
Net Revenue | Customer Concentration Risk
Concentration Risk [Line Items]
Number of customers accounted for more than 10% of net revenue | Customer	0	0	0
Accounts Receivable | Customer Concentration Risk | Payment Channels
Concentration Risk [Line Items]
Concentration risk, percentage	76.00%	76.00%
Accounts Receivable | Customer Concentration Risk | Platform Distributor Customers
Concentration Risk [Line Items]
Concentration risk, percentage	56.00%	56.00%
Accounts Payable | Supplier Concentration Risk | Parent Company
Concentration Risk [Line Items]
Concentration risk, percentage	35.00%	52.00%
Accounts Payable | Supplier Concentration Risk | Top Two Customers
Concentration Risk [Line Items]
Concentration risk, percentage	31.00%		50.00%
Accounts Payable | Supplier Concentration Risk | Top Three Customers
Concentration Risk [Line Items]
Concentration risk, percentage		55.00%